Current deferred liabilities	12 Months Ended
Dec. 31, 2020
Current deferred liabilities [Abstract]
Current deferred liabilities
23.	Current deferred liabilities

	2020 £’000	2019 £’000
Deferred revenue	27,118	28,457
Deferred rent	-	65
	27,118	28,522

Deferred revenue is in respect of the upfront fee and development milestones payments received from collaboration agreements in advance of services performed by the Group (Note 2).

On implementation of IFRS16, previously recognized deferred rent balances were reclassified to right-of-use assets (see Note 13).  As at December 31, 2019, the remaining deferred rent balances represent lease incentives granted on certain short-term leasehold property agreements which terminated during the year ended December 31, 2020.